Property and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
7.
Property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance, December 31, 2022	3,175	1,210	2,055	6,440
Additions	214	—	—	214
Impairment	(239)	(212)	—	(451)
Disposals	(2,160)	(998)	(2,055)	(5,213)
Effects of movement in exchange rate	2	—	—	2
Balance, December 31, 2023	992	—	—	992
Additions	57	—	—	57
Disposals	—	—	—	—
Effects of movement in exchange rate	13	—	—	13
Balance, December 31, 2024	1,062	—	—	1,062

Accumulated depreciation
Balance, December 31, 2022	2,313	971	2,055	5,339
Depreciation	313	27	—	340
Disposals	(2,160)	(998)	(2,055)	(5,213)
Balance, December 31, 2023	466	—	—	466
Depreciation	248	—	—	248
Disposals	(22)	—	—	(22)
Effects of movement in exchange rate	6	—	—	6
Balance, December 31, 2024	698	—	—	698

Net book value
Balance, December 31, 2023	526	—	—	526
Balance, December 31, 2024	364	—	—	364

Depreciation of property and equipment of $248 for the year ended December 31, 2024 (December 31, 2023 – $340) is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).